Long-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended		1 Months Ended	6 Months Ended			6 Months Ended								6 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 26, 2013 8.875% Senior Notes	Jun. 30, 2013 8.875% Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Dec. 12, 2012 8.875% Senior Notes	Jun. 30, 2013 Crude Oil (Bbls)	Jun. 30, 2013 Natural Gas	Jun. 30, 2013 Maximum	Jun. 30, 2013 Minimum	Jun. 30, 2013 Senior Credit Facility	Mar. 27, 2013 Senior Credit Facility	Dec. 31, 2012 Senior Credit Facility	Jun. 30, 2013 Senior Credit Facility Letter of Credit	Jun. 30, 2013 Senior Credit Facility Maximum	Dec. 31, 2012 Senior Credit Facility Maximum	Jun. 30, 2013 Senior Credit Facility Minimum	Dec. 31, 2012 Senior Credit Facility Minimum	Jun. 30, 2013 Second Lien Credit Agreement	Jun. 30, 2013 Abr Loans Maximum	Jun. 30, 2013 Abr Loans Minimum	Jun. 30, 2013 Defaulted Loans
Debt Instrument [Line Items]
Senior credit facility, borrowing base												$ 325,000,000
Line of Credit Facility, Current Borrowing Capacity											215,000,000	300,000,000		25,000,000
Line of credit facility, amount outstanding											0		0
Debt instrument maturity date				Dec. 01, 2020							Mar. 27, 2018								Mar. 27, 2018
Increase in revolving credit facility															500,000,000
LIBOR rate description											The applicable per annum margin, in the case of loans bearing interest at the Adjusted LIBO Rate, ranges from 175 to 275 basis points, and the applicable per annum margin, in the case of loans bearing interest at the Alternate Base Rate, ranges from 50 to 150 basis points, in each case, determined based upon our borrowing utilization at such date of determination.
Effective rate																			0.50%
Additional percentage with LIBOR																			1.00%
Margin rate									1.75%	2.75%										0.50%	1.50%	2.00%
Percentage of reasonably anticipated projected production	85.00%						75.00%	75.00%
Duration of developed producing reserve									36 months
Liens covering the oil and gas properties, percentage	80.00%
Criteria Current ratio															100.00%		100.00%
Current ratio															410.00%		100.00%
Criteria Interest Coverage Ratio															300.00%		100.00%
Interest coverage ratio															100.00%		580.00%
Total debt to EBITAX															100.00%	425.00%	330.00%	100.00%
Debt issued aggregate principal amount			100,000,000	250,000,000
Senior notes at an issue price				99.30%		105.00%
Net proceeds of bond offering, after discounts and expenses	105,000,000	0	102,800,000	242,200,000
Senior notes, issuance cost	2,894,000	98,000		6,100,000
Debt instrument interest rate				8.875%	8.875%
Accrued interest			3,300,000
Senior Notes	$ 353,200,000
Percentage of notes that can be redeemed				35.00%
Date at which Notes may be redeemed at borrower's option				Dec. 01, 2016
Latest date for equity proceeds to be applied to optional Note redemption				Dec. 01, 2015